Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Redemption per share (in Dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	53,340,636
Redeemable convertible preferred stock, shares issued	0	36,756,498
Redeemable convertible preferred stock, shares outstanding	0	36,756,498
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	24,025,817	0
Common stock, shares outstanding	24,025,817	0